Camco Investors Trust

116 S. Stewart Street

Winchester, VA 22601

May 14, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Camco Investors Trust

File Nos.

333-138079

811-21966

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective May 1, 2013 do not differ from those filed in the Post-Effective Amendment No. 11, which was filed electronically April 30, 2013.

Sincerely,

/s/ Dennis M. Connor

Dennis M. Connor

President (Principal Executive Officer) and Trustee